Condensed Consolidated Statements of Operations and Comprehensive Loss (Q1) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,583		$ 1,713		$ 7,173		$ 6,279		$ 5,160
Cost of revenue	1,162		616		2,923		1,750		915
Total gross profit	421		1,097		4,250		4,529		4,245
Operating expenses:
Research and development	10,915		6,802		32,101		25,401		20,411
General and administrative	11,296		3,646		21,539		11,897		11,587
Sales and marketing	2,900		1,600		10,068		6,179		3,714
Total operating expenses	25,111		12,048		63,708		43,477		35,712
Loss from operations	(24,690)		(10,951)		(59,458)		(38,948)		(31,467)
Other income (expense), net:
Interest expense	(454)		(525)		(4,633)		(1,728)		(5,257)
Government assistance					0		7,167		12,027
Non-cash interest income on SIF					5,673		0		0
Gain on debt extinguishment					0		0		3,873
Gain on settlement of warrant liability					0		0		7,836
Gain on investment in marketable securities					0		1,163		0
Change in fair value of warrant liabilities	638		0		6,173		0		0
Lincoln Park Purchase Agreement issuance costs					(629)		0		0
Other income (expense), net	(102)		(181)		1,345		801		2,969
Total other income, net	82		(706)		7,929		7,403		21,448
Net loss	$ (24,608)		$ (11,657)		$ (51,529)		$ (31,545)		$ (10,019)
Net loss per share, basic (in usd per share)	$ (0.2)		$ (0.09)		$ (0.43)		$ (0.25)		$ (0.08)
Net loss per share, diluted (in usd per share)	$ (0.2)		$ (0.09)		$ (0.43)		$ (0.25)		$ (0.08)
Weighted-average shares used in computing net loss per share, basic (in shares)	123,144,097	[1]	125,385,841	[1]	119,647,777	[2]	125,342,746	[2]	127,161,731	[2]
Weighted-average shares used in computing net loss per share, diluted (in shares)	123,144,097	[1]	125,385,841	[1]	119,647,777	[2]	125,342,746	[2]	127,161,731	[2]
Comprehensive loss:
Net loss	$ (24,608)		$ (11,657)		$ (51,529)		$ (31,545)		$ (10,019)
Foreign currency translation adjustment, net of tax	(19)		(70)		41		15		(82)
Net comprehensive loss	$ (24,627)		$ (11,727)		$ (51,488)		$ (31,530)		$ (10,101)

[1]	Weighted-average shares for the three months ended March 31, 2022 have been retroactively restated to give effect to the Merger.
[2]	Weighted-average shares have been retroactively restated to give effect to the Merger.